Common Shares	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves, and Other Equity Interest [Abstract]
Common Shares	Reverse Take-over and Related Transactions
On May 27, 2020, Nomad completed transactions contemplated by the (i) Orion Vend In Agreement entered into among the Company and the Orion Group; and the (ii) Royalty and Contingent Payment Purchase Agreement dated February 23, 2020 (collectively with the Orion Vend In Agreement, the “Vend In Agreements”) entered into among the Company and the Yamana Group. The Vend In Agreements involved the acquisition by Nomad of an aggregate of six stream and gold loan assets from the Orion Group for total consideration of $268.3 million (including $221.8 million for the Orion Fund II Portfolio and $46.5 million for the Bonikro Gold Stream) as well as the acquisition of three royalties and a contingent payment on the commencement of commercial production of one project from Yamana Gold Inc. (“Yamana”) and one of its affiliates (collectively, the “Yamana Group”) for a total consideration of $65 million (the “Yamana Portfolio”) (collectively the “RTO Transaction”).
In connection with the RTO Transaction, the Company completed a private placement of 14,777,778 subscription receipts prior to the consolidation of common shares (Note 15) for gross proceeds of $9.7 million (CA$13.3 million) through a syndicate of securities dealers (the “Financing”). A portion of the proceeds from the Financing was used to fund the cash component of the consideration payable to the Yamana Group. Upon completion of the Vend In Agreements, each subscription receipt was automatically exchanged for one common share of the Company (0.1 common share on a post-consolidation basis (Note 15)).
The Company satisfied the purchase price payable to the Orion Group by issuing 39,645,596 common shares at a price of CA$9.00 per share on a post-consolidation basis (Note 15). Additionally, the Company satisfied the purchase price of the Yamana Portfolio by issuing 6,650,000 common shares to the Yamana Group at a price of CA$9.00 per share on a post-consolidation basis (Note 15) and by paying $20 million in cash (the “Yamana Cash Consideration”). Pursuant to a Deferred Payment Agreement between the Company and the Yamana Group, the Company exercised the option to pay up to $10 million of the Yamana Cash Consideration through a deferred payment (Note 13).
In connection with the RTO Transaction, Nomad, the Orion Group and Yamana entered into an investor rights agreement dated May 27, 2020 which is governing the relationship of Nomad with the Orion Group and Yamana as shareholders of the Company and providing both the Orion Group and Yamana with nomination rights to the Board of the Directors of the Company, registration rights as well as the right to maintain their respective ownership interest in the Company.
The RTO Transaction resulted in a reverse take-over of Nomad by the Orion Fund II Portfolio, whereby the Orion Fund II Portfolio was deemed to have acquired control of Nomad through the deemed issuance of 3,328,087 common shares to Nomad’s shareholders based on Nomad’s net assets as at May 27, 2020. Consequently, these consolidated financial statements reflect only the assets, liabilities, operations and cash flows of Orion Fund II Portfolio for dates and periods prior to May 27, 2020 and include Nomad’s assets and liabilities since May 27, 2020.
This transaction constituted a reverse take-over of the Company but did not meet the definition of a business combination under IFRS 3 Business Combinations. Accordingly, the reverse take-over transaction was accounted for as an acquisition of assets and assumption of liabilities taking into account the application of IFRS 2 Share-based Payment.
In accordance with IFRS 2, equity instruments issued were recognized at fair value of net assets acquired and services received. Services received by the Company consist in the listing of the Company on the TSX and are measured at the amount of the excess of the fair value of equity instruments, which include the issuance of the Company’s shares and Options to the existing share and option holders over the Company's net assets acquired. The transaction with the Company is thus recognized in substance as if Orion Fund II Portfolio had proceeded to the issuance of common shares and Options to acquire the Company’s net assets on May 27, 2020.
The acquisition of the Company has been accounted for as follows, on a post-consolidation basis (Note 15):

Consideration paid for the deemed acquisition of the Company:	$

3,328,087 common shares deemed issued to the Company's existing shareholders (1)	21,737
2,425,000 Options deemed issued to the Company's existing optionholders (2)	1,108
Transaction costs	1,102
23,947

Net assets of Guerrero Ventures Inc. deemed acquired as at May 27, 2020:

Net assets	455

Listing expenses	23,492
(1)Based on the 3,328,087 common shares outstanding as at May 27, 2020. The price of the shares was based on the pricing of the Financing.
(2)Based on the 2,425,000 Options outstanding as at May 27, 2020. The fair value of the Options was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: risk-free interest rate of 0.4%, average projected volatility of 41%, dividend yield of 2.2%, average expected life of Options of 4.2 years for a fair value of the Options of $4.57 per Option.
The RTO Transaction also led to the acquisitions of the Bonikro Gold Stream and the Yamana Portfolio by the Company, which have been recorded as acquisitions of assets as neither the acquired assets and assumed liabilities constitute businesses under IFRS 3 Business Combinations. The net assets of the Bonikro Gold Stream and the Yamana Portfolio acquired were recorded at the fair value of the consideration paid and allocated to the assets and liabilities based on their estimated relative fair values as at May 27, 2020. As such, the consideration paid and the allocation to the net assets acquired, are summarized as follows, on a post-consolidation basis (Note 15):

	Bonikro Gold Stream	Yamana Portfolio
Consideration paid for the acquisitions:	$	$

6,873,844 common shares issued to Orion Group (1)	38,160	—
6,650,000 common shares issued to the Yamana Group (2)	—	37,786
Deferred Payment to Yamana – debt host(3)	—	8,680
Fair value of conversion option of Deferred Payment to the Yamana Group(3)	—	1,320
Cash(4)	—	10,000
Nomad’s transaction costs	—	177

	38,160	57,963

Assets acquired and liabilities assumed:
Cash	3,149	—
Royalty, stream and other interests	35,011	57,963

	38,160	57,963
(1)The fair value of the consideration paid in common shares represents the fair value of the shares based on the pricing of the concurrent private placement minus a discount to take into account the twelve-month restrictions on their disposition.
(2)The fair value of the consideration paid in common shares represents the fair value of the shares based on the pricing of the concurrent private placement minus a discount to take into account the six-month restrictions on their disposition.
(3)The Deferred Payment is a financial instrument, comprising a debt host and a conversion option. The initial carrying amount of $8,680,000 for the debt host represents the residual amount of the Deferred Payment after separating out the $1,320,000 fair value of the embedded conversion option derivative (Note 13).
(4)At closing of the RTO Transaction, an amount of $2,241,000 was retained from the Cash Consideration to pay the withholding taxes payable in Brazil related to the gain realized by the Yamana Group. This amount was paid to the Brazilian tax authorities during the second quarter of 2020.
Common Shares
Authorized Share Capital
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in one or more series. As at December 31, 2021 and 2020, no preference shares were outstanding.
Dividend reinvestment plan - 2021
On November 8, 2021, the Company implemented a dividend reinvestment plan (the “DRIP”) for shareholders who are residents of Canada, the United States, Bermuda and Cayman Islands. The DRIP allows shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or issued directly from treasury by the Company. In the case of a treasury issuance, the price is the weighted average price of the common shares on the TSX during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company’s sole election. As at December 31, 2021, the holders of 145,275 common shares had elected to participate in the DRIP. On January 14, 2022, 814 common shares were issued under the DRIP at a discount rate of 3%.
At-the-market equity program – 2021
On June 22, 2021, the Company established an at-the-market ("ATM") equity program allowing the Company to issue and sell up to $50 million in common shares from treasury to the public, from time to time at the Company's sole discretion and at the prevailing market price. The sales of the common shares under the ATM equity program are subject to applicable regulatory limitations.
Share consolidation – 2021
On May 31, 2021, the Company filed Articles of Amendments to consolidate its issued and outstanding common shares on the basis of one (1) post-consolidated common share for every ten (10) pre-consolidated existing common shares previously issued and outstanding (the “Consolidation”). The Consolidation was approved by Nomad’s shareholders at the annual and special meeting held on May 10, 2021. As at June 3, 2021, the Company’s issued and outstanding Common Shares were reduced from 566,466,466 to 56,646,501. In addition, the exercise or conversion price and the number of common shares issuable under the Company’s outstanding common share purchase warrants, Options, RSUs, DSUs and other securities exercisable for or convertible into common shares were proportionately adjusted to reflect the Consolidation in accordance with the respective terms thereof. All previously reported share and per share amounts have been retrospectively restated in these consolidated financial statements to reflect the share consolidation.
Normal course issuer bid – 2021
On April 29, 2021, the Company commenced a normal course issuer bid (the “NCIB”) to purchase, for cancellation, up to 1,555,005 common shares (on a post-consolidation as described above) in the capital of the Company in the twelve-month period ending April 28, 2022. The average daily trading volume of the Company's common shares on the TSX for the six calendar months preceding March 31, 2021 was 20,616 common shares (on a post-consolidation as described above). In accordance with the TSX rules and subject to the exception for block purchases, a maximum daily repurchase of 25% of this average may be made, representing 5,154 common shares (on a post-consolidation as described above). The price per common share will be based on the market price of such common shares at the time of purchase in accordance with regulatory requirements. Since the commencement of the program, no common shares were purchased for cancellation under NCIB.
Reverse take-over – 2020
On May 27, 2020 and as described in Note 10, the transaction between the Orion Group and the Company was considered to be a reverse take-over of the Company by Orion Portfolio Fund II whereby Orion Portfolio Fund II has acquired control of the Corporation through the deemed issuance of 3,328,087 common shares to the Company’s existing shareholders on a post-consolidation basis as described above. The price of the common shares issued was based on the pricing of the Financing at CA$9.00 (on a post-consolidation basis as described above) per common share for an amount of $21,737,000. As part of the RTO Transaction, 32,771,752 common shares were issued to the OMF Fund II (on a post-consolidation basis).
Private placement – 2020
On May 27, 2020 and as described in Note 10, concurrently with the RTO Transaction and to fund a portion of the cash consideration payable to the Yamana Group, Nomad completed a private placement and issued 1,477,777 common shares at a price of CA$9.00 per common share upon the conversion of an equivalent number of subscription receipts, for total gross proceed of $9,652,000 (CA$13,300,000) (on a post-consolidation basis as described above). The Company incurred $695,000 as share issue expense, including commission of the underwriters. Officers of the Company participated in the Financing for a total consideration of $376,000 (CA$518,000) under the same terms as other investors.
Share issue expense – 2020
In addition to the share issue expense related to the private placement, the Company incurred $176,000 as share issue expense in connection with the acquisitions described in Note 9.
Warrants
The following table presents a summary of common share purchase warrants outstanding on a post-consolidation basis (as described above):

	Number of warrants	Number of common shares issuable on exercise of warrants	Amount	Weighted average exercise price
			$	CA$
Outstanding as at January 1, 2020	—	—	—	—
Granted
Troilus Gold Royalty (Note 9)	2,884,616	288,461	209	17.50
Coral Gold Resources Ltd. (Note 9)	19,997,118	1,999,711	2,629	17.10
Outstanding as at December 31, 2020	22,881,734	2,288,172	2,838	17.20
Granted
Interest in CMC (Note 11)	2,000,000	200,000	324	US$10.85
Exercised	(80)	(8)	—	17.10
Outstanding as at December 31, 2021	24,881,654	2,488,164	3,162	16.46
Capital management
The Company’s objectives when managing capital are to:
•safeguard its ability to continue as a going concern, so that the Company can continue to maximize returns for shareholders and benefits for other stakeholders; and
•maintain an optimal capital structure to reduce the cost of capital.
The Company defines capital as total equity attributable to the Company's shareholders and non-current borrowings, including the undrawn portion of the Facility. Capital is managed by the Company’s management and governed by the Board of Directors.

	December 31, 2021	December 31, 2020
	$	$
Revolving credit facility	68,750	—
Equity attributable to the Company's shareholders	265,978	273,578
Undrawn revolving credit facility	56,250	50,000
	390,978	323,578
The amount of undrawn Facility excludes the potential additional available credit of $25 million as at December 31, 2021 and 2020 (Note 14). The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under the Facility (Note 14) as at December 31, 2021.